CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 27,327	$ 15,231
Short term investments		1,169
Lease receivable	506	684
Licence payments	(194)	(1,307)
Exchangeable senior notes	(82,695)	(82,021)	$ (81,382)
Other borrowings	(31)
Lease payable on Right of Use assets	(18,461)	(19,630)
Lease payable on sale & leaseback transactions	(280)	(519)
Total interest earning financial and interest bearing financial liabilities	$ (98,006)	$ (92,668)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	0.10%	1.10%
Short-term investments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		1.30%
Lease receivable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.00%	4.00%
Licence payments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	8.10%	8.10%
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.80%
Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	0.00%
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%	5.00%
Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	5.00%	5.00%
6 mths or less [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 27,327	$ 15,231
Short term investments
Lease receivable	120	157
Licence payments	(194)	(1,307)
Exchangeable senior notes
Other borrowings
Lease payable on Right of Use assets	(1,022)	(1,136)
Lease payable on sale & leaseback transactions	(49)	(122)
Total interest earning financial and interest bearing financial liabilities	26,182	12,823
6 mths - 12 mths [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments		1,169
Lease receivable	95	124
Licence payments
Exchangeable senior notes
Other borrowings
Lease payable on Right of Use assets	(1,032)	(1,020)
Lease payable on sale & leaseback transactions	(50)	(125)
Total interest earning financial and interest bearing financial liabilities	(987)	148
1-2 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable	142	202
Licence payments
Exchangeable senior notes
Other borrowings	(31)
Lease payable on Right of Use assets	(1,914)	(2,012)
Lease payable on sale & leaseback transactions	(104)	(95)
Total interest earning financial and interest bearing financial liabilities	(1,907)	(1,905)
2-5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable	149	201
Licence payments
Exchangeable senior notes
Other borrowings
Lease payable on Right of Use assets	(4,856)	(4,840)
Lease payable on sale & leaseback transactions	(77)	(177)
Total interest earning financial and interest bearing financial liabilities	(4,784)	(4,816)
>5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short term investments
Lease receivable
Licence payments
Exchangeable senior notes	(82,664)	(82,021)
Other borrowings
Lease payable on Right of Use assets	(9,637)	(10,622)
Lease payable on sale & leaseback transactions
Total interest earning financial and interest bearing financial liabilities	$ (92,301)	$ (92,643)